JPMorgan SMID Cap Equity Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%	10.40%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(8.05%)	2.66%	6.14%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(4.42%)	3.27%	6.27%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	(2.68%)	4.04%	6.98%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.22%)	1.89%	4.73%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.54%)	2.71%	5.08%